Other comprehensive income - Items may be reclassified: foreign hedges and exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	€ (2,093)	€ (932)	€ (679)
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(30,035)	(22,165)	(21,973)
Accumulated other comprehensive income	(33,144)	(24,168)	(24,125)
Change in presentation of exchange differences and effects of hyperinflation | Argentina
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation				€ (1,984)
Accumulated other comprehensive income				€ 1,984
Brazilian real
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(17,417)	(13,579)	(12,950)
Pound sterling
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(4,205)	(3,135)	(3,924)
Mexican peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,091)	(2,439)	(2,312)
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,288)	(2,094)	(1,930)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(1,776)	(1,560)	(1,238)
US dollar
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	387	1,654	1,330
Polish zloty
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(788)	(501)	(491)
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(857)	(511)	(458)
Goodwill
Items that may be reclassified to profit or loss
Profit (loss) related to measurement of goodwill	€ (2,104)	€ 230	€ (556)